Financial instruments risks - Summary of Financial Assets and Liabilities Expected to be Collected or Paid Twelve Months After the Closing Date (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial assets
Loans and advances	$ 5,369,260,959	$ 3,766,405,055
Debt securities	6,955,263,353	885,508,712
Other financial assets	52,290,586	33,883,226
Total	12,376,814,898	4,685,796,993
Financial liabilities
Other financial liabilities	32,871,639	31,479,816
Bank loans	101,360,375	23,838,397
Deposits	4,594,063	4,229
Debt securities	37,190,376	8,342,585
Total	$ 176,016,453	$ 63,665,027